Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - Investment funds [member] - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 247,104	€ 370,974
Liabilities carried at fair value	61,385	81,881
Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	59,643	99,884
Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	187,389	270,904
Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185
Shares [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	195	350
Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	193	1,665
Debt securities [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	53,093	93,899
Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	554	3,296
Money market and other short-term instruments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,514	4,790
Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	99	120
Other investments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	840	844
Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,722	3,401
Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	179,559	250,390
Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,760	8,827
Real estate [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	59	2,643
Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	443	563
Real estate held for own use [member] | Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185
Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	55,254	71,242
Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	6,094	10,639
Level I [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97,874	156,631
Liabilities carried at fair value	51	39
Level I [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10,284	26,453
Level I [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	87,590	130,178
Level I [member] | Shares [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	22	84
Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	144	85
Level I [member] | Debt securities [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	6,624	25,166
Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	12	130
Level I [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,639	1,204
Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	42	18
Level I [member] | Other investments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	2
Level I [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	87,358	129,794
Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	33	150
Level I [member] | Real estate [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level I [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level I [member] | Real estate held for own use [member] | Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level I [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	0
Level I [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	51	39
Level II [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	143,870	204,256
Liabilities carried at fair value	60,467	78,411
Level II [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	48,351	72,038
Level II [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	95,520	132,219
Level II [member] | Shares [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	42	75
Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	49	237
Level II [member] | Debt securities [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	46,254	68,131
Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	541	3,161
Level II [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,874	3,586
Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	57	102
Level II [member] | Other investments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	180	246
Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	358	389
Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	91,799	119,653
Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,717	8,676
Level II [member] | Real estate [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level II [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level II [member] | Real estate held for own use [member] | Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level II [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	55,228	71,249
Level II [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	5,202	7,162
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,360	10,086
Liabilities carried at fair value	867	3,431
Level III [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,008	1,393
Level III [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,279	8,507
Level III [member] | Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185
Level III [member] | Shares [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	131	191
Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	1,343
Level III [member] | Debt securities [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	215	603
Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	5
Level III [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1
Level III [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0
Level III [member] | Other investments [member] | Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	660	599
Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,363	3,010
Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	402	943
Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	11	1
Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	59	2,643
Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	443	563
Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185
Level III [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	26	(6)
Level III [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 840	€ 3,437